Employee benefit expenses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Employee benefit expenses
Wages and salaries	¥ 198,988	¥ 183,193	¥ 250,773
Share-based compensation expenses	7,514	27,528	35,463
Pension costs - defined contribution plans	10,616	15,651	16,942
Other staff welfare expenses	4,853	7,770	6,072
Employee benefit expenses	¥ 221,971	¥ 234,142	¥ 309,250